Related Party Transactions (Details Narrative) - USD ($)				3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 29, 2021	Dec. 18, 2013	Dec. 18, 2013	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023		Dec. 31, 2022	Oct. 10, 2023	May 26, 2023
Related Party Transaction [Line Items]
Promissory note available to convert								$ 1,500,000
Merger Shares issued				456,707		456,707		523,716	[1]
Stock based awards						$ 109,000		$ 110,000
Notes receviable				$ 33,000		33,000		446,000		$ 219,000
Other assets				8,718,000		8,718,000		2,954,000		$ 1,150,000
Notes Receivable [Member]
Related Party Transaction [Line Items]
Notes receviable				13,000		13,000		13,000
Other assets				96,000		$ 96,000		$ 97,000
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Description of director owns						(i) 90% of the equity of Soluna Technologies Investment I, LLC, which owns 57.9% of HEL and (ii) 100% of the equity of MJT Park Investors, Inc., which owns 3.1% of HEL, in each case, on a fully diluted basis. Mr. Toporek does not own directly, or indirectly, any equity interest in Tera Joule, LLC, which owns 9.2% of HEL; however, as a result of his 100% ownership of Brookstone IAC, Inc., which is the manager of Tera Joule, LLC, he has dispositive power over the equity interests that Tera Joule owns in HEL.		(i) 90% of the equity of Soluna Technologies Investment I, LLC, which owns 57.9% of HEL and (ii) 100% of the equity of MJT Park Investors, Inc., which owns 3.1% of HEL, in each case, on a fully diluted basis. Mr. Toporek does not own directly, or indirectly, any equity interest in Tera Joule, LLC, which owns 9.2% of HEL; however, as a result of his 100% ownership of Brookstone IAC, Inc., which is the manager of Tera Joule, LLC, he has dispositive power over the equity interests that Tera Joule owns in HEL
Interest expense						$ 0	$ 0	$ 0
Matthew E. Lipman [Member]
Related Party Transaction [Line Items]
Description of director owns						Tera Joule, LLC, which owns 9.2% of HEL; however, as a result of his position as a director and officer of Brookstone IAC, Inc., which is the manager of Tera Joule, LLC, he has dispositive power over the equity interests that Tera Joule owns in HEL. As a result, the approximate dollar value of the amount of Mr. Toporek’s and Mr. Lipman’s interest in the Company’s transactions with HEL for the nine months ended September 30, 2024 was $0 and $0.		Tera Joule, LLC, which owns 9.2% of HEL; however, as a result of his position as a director and officer of Brookstone IAC, Inc., which is the manager of Tera Joule, LLC, he has dispositive power over the equity interests that Tera Joule owns in HEL. As a result, the approximate dollar value of the amount of Mr. Toporek’s and Mr. Lipman’s interest in the Company’s transactions with HEL for the year ended December 31, 2023 was $0 and $0
Interest expense								$ 0
John Belizaire and John Bottomley [Member]
Related Party Transaction [Line Items]
Description of director owns						In addition, Mr. Belizaire is the beneficial owner of 1,317,567 shares of common stock of HEL and 102,380 Class Seed Preferred shares, which are convertible into 86,763 shares of common stock of HEL. These interests give Mr. Belizaire an ownership of 10.54% in HEL. Mr. Belizaire also owns an interest in HEL indirectly through his 5.0139% interest of Tera Joule, LLC’s 965,945 Class Seed Preferred shares, which are convertible into 818,596 shares of common stock of HEL. Mr. Bottomley is the beneficial owner of 96,189, or approximately 0.72%, of the outstanding shares of common stock of HEL.		In addition, Mr. Belizaire is the beneficial owner of 1,317,567 shares of common stock of HEL and 102,380 Class Seed Preferred shares, which are convertible into 86,763 shares of common stock of HEL. These interests give Mr. Belizaire an ownership of 10.54% in HEL. Mr. Belizaire also owns an interest in HEL indirectly through his 5.0139% interest of Tera Joule, LLC’s 965,945 Class Seed Preferred shares, which are convertible into 818,596 shares of common stock of HEL. Mr. Bottomley is the beneficial owner of 96,189, or approximately 0.72%, of the outstanding shares of common stock of HEL
Shares converted						1,317,567		1,317,567
John Belizaire and John Bottomley [Member] | Class Seed Preferred Share [Member]
Related Party Transaction [Line Items]
Shares converted						102,380		102,380
Merger Agreement [Member]
Related Party Transaction [Line Items]
Merger Shares issued												59,400
MeOH Power Inc [Member]
Related Party Transaction [Line Items]
Company paid		$ 380,000	$ 380,000
Share price		$ 0.07	$ 0.07							$ 0.07
Promissory note available to convert						$ 379,000		$ 363,000		$ 342,000
Couch White LLP [Member]
Related Party Transaction [Line Items]
Professional fees								$ 2,000		22,000
Legal services				$ 1,000	$ 1,000	$ 2,000	$ 2,000
Soluna Computing Inc [Member]
Related Party Transaction [Line Items]
Payment of related party	$ 725,000
SCI US Holdings LLC [Member]
Related Party Transaction [Line Items]
Shares issued for merger agreement											39,600	19,800
Merger Shares issued												59,400
Harmattan Energy Ltd [Member]
Related Party Transaction [Line Items]
Shares converted						86,763		86,763
Payments to acquire investments								$ 750,000		750,000
Equity method investments writing it down										$ 0
Investment percentage				1.79%		1.79%		1.79%		1.79%
Harmattan Energy Ltd [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Shares converted						818,596		818,596
Tera Joule, LLC [Memebr] | Class Seed Preferred Share [Member]
Related Party Transaction [Line Items]
Shares converted						965,945		965,945
Mr. Bottomley [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Shares converted								96,189

[1]	Prior period results have been adjusted to reflect the Reverse Stock Split of the Common Stock at a ratio of 1-for-25 that became effective October 13, 2023. See Note 2, “Accounting Policies,” for details.